Organization and Description of Business (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 23, 2018	Jan. 16, 2018	Jan. 02, 2018	Dec. 11, 2017	Nov. 01, 2017	Apr. 06, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 08, 2016
OpenKey
Noncontrolling Interest [Line Items]
Ownership by parent	45.61%							43.90%	40.06%
Noncontrolling interests in consolidated entities	24.74%							16.51%	13.63%	100.00%
Pure Rooms
Noncontrolling Interest [Line Items]
Voting interests acquired							70.00%
Equity consideration							$ 425
Cash consideration							$ 97
J&S
Noncontrolling Interest [Line Items]
Voting interests acquired						85.00%
Equity consideration	$ 5,100					$ 5,100
Cash consideration	9,176					9,176
Consideration transfered	$ 25,500					$ 25,500
RED
Noncontrolling Interest [Line Items]
Voting interests acquired			80.00%
Cash consideration		$ 1,000	$ 220		$ 970
Escrow Deposit					$ 750
Variable Interest Entity, Primary Beneficiary | OpenKey
Noncontrolling Interest [Line Items]
Ownership by parent										38.49%
Noncontrolling interests in consolidated entities										49.28%
Purchase of assets (in shares)				8,962
Ownership interest (in shares)				519,647
Vesting period				3 years
Ashford Trust, Inc.
Noncontrolling Interest [Line Items]
Ownership (in shares)	598,000							598,000
Ownership percentage	28.40%							28.60%
Braemar
Noncontrolling Interest [Line Items]
Ownership (in shares)	195,000
Ownership percentage	9.30%
Braemar | OpenKey
Noncontrolling Interest [Line Items]
Noncontrolling interests in consolidated entities	8.21%							0.00%
Ashford Holdings LLC
Noncontrolling Interest [Line Items]
Ownership by parent	99.80%
Noncontrolling interests in consolidated entities	0.20%